iShares®

iShares Trust

Supplement dated March 24, 2006

to the Prospectus dated August 1, 2005 (as revised March 8, 2006)

for the iShares S&P Index Funds and iShares Russell Index Funds

        The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares S&P Index Funds and iShares Russell Index Funds.

Effective March 24, 2006, the standard creation and redemption transaction fees for certain of the iShares S&P Index Funds and iShares Russell Index Funds will be reduced. Therefore, the information related to the level of transaction fees found under the heading “Transaction Fees” on page 115 of the Prospectus is amended and replaced with the following information, with the changes detailed in bold font:

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares S&P 100 Index Fund	$2,823,000	$500	$2,000
iShares S&P 500 Index Fund	$5,966,000	$500	$2,000
iShares S&P 500 Growth Index Fund	$2,866,000	$500	$2,000
iShares S&P 500 Value Index Fund	$3,077,000	$500	$2,000
iShares S&P MidCap 400 Index Fund	$6,707,500	$500	$2,000
iShares S&P MidCap 400 Growth Index Fund	$6,820,500	$500	$2,000
iShares S&P MidCap 400 Value Index Fund	$6,490,500	$500	$2,000
iShares S&P SmallCap 600 Index Fund	$8,005,500	$500	$2,000
iShares S&P SmallCap 600 Growth Index Fund	$5,327,000	$500	$2,000
iShares S&P SmallCap 600 Value Index Fund	$5,942,000	$500	$2,000
iShares S&P 1500 Index Fund	$5,272,000	$500	$2,000
iShares S&P Global 100 Index Fund	$3,014,000	$2,000	$8,000
iShares S&P Global Energy Sector Index Fund	$4,030,500	$600	$2,400
iShares S&P Global Financials Sector Index Fund	$3,193,000	$4,200	$16,800
iShares S&P Global Healthcare Sector Index Fund	$2,526,000	$700	$2,800
iShares S&P Global Technology Sector Index Fund	$2,449,500	$1,400	$5,600
iShares S&P Global Telecommunications Sector Index Fund	$2,456,000	$900	$3,600
iShares S&P Europe 350 Index Fund	$3,683,000	$12,000	$48,000
iShares S&P Latin America 40 Index Fund	$4,334,500	$450	$1,800
iShares S&P/TOPIX 150 Index Fund	$13,167,000	$3,000	$12,000
iShares Russell 3000 Index Fund	$3,413,500	$500	$2,000
iShares Russell 3000 Growth Index Fund	$1,949,000	$500	$2,000
iShares Russell 3000 Value Index Fund	$4,305,500	$500	$2,000
iShares Russell 2000 Index Fund	$6,139,000	$500	$2,000
iShares Russell 2000 Growth Index Fund	$3,144,500	$500	$2,000
iShares Russell 2000 Value Index Fund	$9,277,000	$500	$2,000
iShares Russell 1000 Index Fund	$3,221,500	$500	$2,000
iShares Russell 1000 Growth Index Fund	$2,412,000	$500	$2,000
iShares Russell 1000 Value Index Fund	$3,313,000	$500	$2,000
iShares Russell Microcap™ Index Fund*	$2,500,000	$500	$2,000
iShares Russell Midcap Index Fund	$3,999,500	$500	$2,000
iShares Russell Midcap Growth Index Fund	$4,210,500	$500	$2,000
iShares Russell Midcap Value Index Fund	$5,734,000	$500	$2,000

*	Approximate Value of a Creation Unit as of August 1, 2005.

The information reflected in the table above also amends the approximate creation unit value and the creation and redemption transaction fee information contained under the heading “Creation Transaction Fees and Redemption Transaction Fees,” which is contained within the description of certain of the iShares S&P Index Funds and iShares Russell Index Funds. As a result of the reduction in the creation and redemption transaction fees, the information reflected in the following table amends the estimated total costs shown under the heading “Creation Transaction Fees and Redemption Transaction Fees,” for each Fund that will change :

Name of Fund	Total Costs if Redeemed After One Year*	Total Costs if Redeemed After Three Years*	Total Costs if Redeemed After Five Years*	Total Costs if Redeemed After Ten Years*
iShares S&P 500 Index Fund	$6,776	$19,191	$32,854	$73,326
iShares S&P 500 Value Index Fund	$6,671	$18,847	$32,224	$71,735
iShares S&P MidCap 400 Index Fund	$14,736	$44,217	$76,597	$172,165
iShares S&P MidCap 400 Value Index Fund	$17,610	$53,235	$92,325	$207,501
iShares S&P SmallCap 600 Index Fund	$17,394	$52,581	$91,227	$205,290
iShares S&P SmallCap 600 Growth Index Fund	$14,633	$43,871	$75,953	$170,481
iShares S&P SmallCap 600 Value Index Fund	$16,207	$48,821	$84,607	$190,049
iShares S&P 1500 Index Fund	$11,796	$34,968	$60,417	$135,530
iShares Russell 3000 Index Fund	$7,990	$22,992	$39,469	$88,101
iShares Russell 3000 Growth Index Fund	$5,987	$16,683	$28,419	$62,998
iShares Russell 3000 Value Index Fund	$12,018	$35,649	$61,579	$137,978
iShares Russell 2000 Index Fund	$13,572	$40,554	$70,189	$157,657
iShares Russell 2000 Growth Index Fund	$9,047	$26,305	$45,241	$101,037
iShares Russell 2000 Value Index Fund	$24,742	$75,663	$131,536	$296,163
iShares Russell 1000 Index Fund	$5,949	$16,578	$28,263	$62,810
iShares Russell 1000 Growth Index Fund	$5,939	$16,539	$28,181	$62,542
iShares Russell 1000 Value Index Fund	$7,784	$22,345	$38,336	$85,536
iShares Russell Microcap™ Index Fund	$16,327	$49,034	$84,682	$188,467
iShares Russell Midcap Index Fund	$9,190	$26,768	$46,074	$103,056
iShares Russell Midcap Growth Index Fund	$11,775	$34,885	$60,242	$134,955
iShares Russell Midcap Value Index Fund	$15,674	$47,147	$81,680	$183,431

*	The total cost information assumes an investment in a Creation Unit, a 5% return each year, and assumes that each Fund’s operating expenses remain the same.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-023-03156

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 24, 2006

to the Prospectus dated August 24, 2005 (as revised March 8, 2006)

for the iShares Dow Jones Index Funds, iShares KLD Select SocialSM Index Fund and iShares Cohen & Steers Realty Majors Index Fund

        The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Dow Jones Index Funds, iShares KLD Select SocialSM Index Fund and iShares Cohen & Steers Realty Majors Index Fund.

Effective March 24, 2006, the standard creation and redemption transaction fees for certain of the iShares Dow Jones Index Funds and the iShares KLD Select SocialSM Index Fund will be reduced. Therefore, the information related to the level of transaction fees found under the heading “Transaction Fees” on page 63 of the Prospectus is amended and replaced with the following information, with the changes detailed in bold font:

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Dow Jones U.S. Total Market Index Fund	$2,867,500	$500	$2,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$2,350,000	$500	$2,000
iShares Dow Jones U.S. Consumer Services Sector Index Fund	$2,946,000	$500	$2,000
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	$2,655,000	$500	$2,000
iShares Dow Jones U.S. Energy Sector Index Fund	$3,627,500	$500	$2,000
iShares Dow Jones U.S. Financial Sector Index Fund	$4,677,500	$500	$2,000
iShares Dow Jones U.S. Healthcare Sector Index Fund	$3,065,000	$500	$2,000
iShares Dow Jones U.S. Industrial Sector Index Fund	$2,736,000	$500	$2,000
iShares Dow Jones U.S. Technology Sector Index Fund	$2,337,500	$500	$2,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund	$1,157,500	$250	$1,000
iShares Dow Jones U.S. Utilities Sector Index Fund	$3,692,500	$500	$2,000
iShares Dow Jones U.S. Financial Services Index Fund	$5,345,000	$500	$2,000
iShares Dow Jones U.S. Real Estate Index Fund	$6,153,500	$500	$2,000
iShares Dow Jones Select Dividend Index Fund	$3,064,000	$250	$1,000
iShares Dow Jones Transportation Average Index Fund	$3,238,500	$200	$800
iShares KLD Select SocialSM Index Fund	$2,553,000	$500	$2,000
iShares Cohen & Steers Realty Majors Index Fund	$6,871,500	$250	$1,000

The information reflected in the table above also amends the approximate creation unit value and the creation and redemption transaction fee information contained under the heading “Creation Transaction Fees and Redemption Transaction Fees,” which is contained within the description of certain of the iShares Dow Jones Index Funds and the iShares KLD Select SocialSM Index Fund. As a result of the reduction in the creation and redemption transaction fees, the information reflected in the following table amends the estimated total costs shown under the heading “Creation Transaction Fees and Redemption Transaction Fees,” for each Fund that will change:

Name of Fund	Total Costs if Redeemed After One Year*	Total Costs if Redeemed After Three Years*	Total Costs if Redeemed After Five Years*	Total Costs if Redeemed After Ten Years*
iShares Dow Jones U.S. Total Market Index Fund	$6,872	$19,474	$33,315	$74,167
iShares Dow Jones U.S. Consumer Services Sector Index Fund	$19,062	$57,605	$99,614	$221,917

Name of Fund	Total Costs if Redeemed After One Year*	Total Costs if Redeemed After Three Years*	Total Costs if Redeemed After Five Years*	Total Costs if Redeemed After Ten Years*
iShares Dow Jones U.S. Financial Sector Index Fund	$29,679	$90,879	$157,583	$351,783
iShares Dow Jones U.S. Healthcare Sector Index Fund	$19,792	$59,891	$103,598	$230,843
iShares Dow Jones U.S. Industrial Sector Index Fund	$17,774	$53,569	$92,583	$206,167
iShares Dow Jones U.S. Technology Sector Index Fund	$15,330	$45,911	$79,241	$176, 279
iShares Dow Jones U.S. Financial Services Index Fund	$33,772	$103,707	$179,931	$401,846
iShares KLD Select SocialSM Index Fund	$14,050	$41,937	$72,391	$161,357

*	The total cost information assumes an investment in a Creation Unit, a 5% return each year, and assumes that each Fund’s operating expenses remain the same.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-020-03156

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 24, 2006

to the Prospectus dated December 1, 2005

for the iShares NYSE Index Funds

        The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares NYSE Index Funds.

Effective March 24, 2006, the standard creation and redemption transaction fees for certain of the iShares NYSE Index Funds will be reduced. Therefore, the information related to the level of transaction fees found under the heading “Transaction Fees” on page 15 of the Prospectus is amended and replaced with the following information, with the changes detailed in bold font:

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares NYSE Composite Index Fund	$3,486,000	$500	$2,000
iShares NYSE 100 Index Fund	$3,209,000	$500	$2,000

The information reflected in the table above also amends the approximate creation unit value and the creation and redemption transaction fee information contained under the heading “Creation Transaction Fees and Redemption Transaction Fees,” which is contained within the description of certain of the iShares NYSE Index Funds. As a result of the reduction in the creation and redemption transaction fees, the information reflected in the following table amends the estimated total costs shown under the heading “Creation Transaction Fees and Redemption Transaction Fees”:

Name of Fund	Total Costs if Redeemed After One Year*	Total Costs if Redeemed After Three Years*	Total Costs if Redeemed After Five Years*	Total Costs if Redeemed After Ten Years*
iShares NYSE Composite Index Fund	$9,921	$29,053	$50,047	$111,903

*	The total cost information assumes an investment in a Creation Unit, a 5% return each year, and assumes that each Fund’s operating expenses remain the same.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-024-03156

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 24, 2006

to the Prospectus dated December 1, 2005

for the iShares Goldman Sachs Index Funds and iShares MSCI EAFE Index Funds

        The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Goldman Sachs Index Funds and iShares MSCI EAFE Index Funds.

Effective March 24, 2006, the standard creation and redemption transaction fees for certain of the iShares Goldman Sachs Index Funds and iShares MSCI EAFE Index Funds will be reduced. Therefore, the information related to the level of transaction fees found under the heading “Transaction Fees” on page 36 of the Prospectus is amended and replaced with the following information, with the changes detailed in bold font:

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Goldman Sachs Technology Index Fund	$2,305,500	$500	$2,000
iShares Goldman Sachs Networking Index Fund	$1,565,000	$200	$800
iShares Goldman Sachs Semiconductor Index Fund	$2,969,500	$250	$1,000
iShares Goldman Sachs Software Index Fund	$2,054,500	$250	$1,000
iShares Goldman Sachs Natural Resources Index Fund	$4,564,500	$500	$2,000
iShares MSCI EAFE Index Fund	$34,728,000	$15,000	$60,000
iShares MSCI EAFE Growth Index Fund	$21,696,000	$12,800	$51,200
iShares MSCI EAFE Value Index Fund	$21,700,000	$13,200	$52,800

The information reflected in the table above also amends the approximate creation unit value and the creation and redemption transaction fee information contained under the heading “Creation Transaction Fees and Redemption Transaction Fees,” which is contained within the description of the iShares Goldman Sachs Technology Index Fund and the iShares MSCI EAFE Index Fund. As a result of the reduction in the creation and redemption transaction fees, the information reflected in the following table amends the estimated total costs shown under the heading “Creation Transaction Fees and Redemption Transaction Fees,” for each Fund that will change:

Name of Fund	Total Costs if Redeemed After One Year*	Total Costs if Redeemed After Three Years*	Total Costs if Redeemed After Five Years*	Total Costs if Redeemed After Ten Years*
iShares Goldman Sachs Technology Index Fund	$12,784	$37,968	$65,469	$145,808
iShares MSCI EAFE Index Fund	$154,320	$420,572	$712,161	$1,568,377

*	The total cost information assumes an investment in a Creation Unit, a 5% return each year, and assumes that each Fund’s operating expenses remain the same.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-021-03156

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 24, 2006

to the Prospectus dated August 24, 2005

for the iShares Morningstar Index Funds

        The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Morningstar Index Funds.

Effective March 24, 2006, the standard creation and redemption transaction fees for certain of the iShares Morningstar Index Funds will be reduced. Therefore, the information related to the level of transaction fees found under the heading “Transaction Fees” on page 28 of the Prospectus is amended and replaced with the following information, with the changes detailed in bold font:

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Morningstar Large Core Index Fund	$3,203,000	$300	$1,200
iShares Morningstar Large Growth Index Fund	$2,921,000	$300	$1,200
iShares Morningstar Large Value Index Fund	$3,297,500	$300	$1,200
iShares Morningstar Mid Core Index Fund	$3,316,500	$500	$2,000
iShares Morningstar Mid Growth Index Fund	$3,325,000	$500	$2,000
iShares Morningstar Mid Value Index Fund	$3,484,500	$500	$2,000
iShares Morningstar Small Core Index Fund	$3,325,500	$500	$2,000
iShares Morningstar Small Growth Index Fund	$3,046,000	$500	$2,000
iShares Morningstar Small Value Index Fund	$3,309,000	$500	$2,000

The information reflected in the table above also amends the approximate creation unit value and the creation and redemption transaction fee information contained under the heading “Creation Transaction Fees and Redemption Transaction Fees,” which is contained within the description of certain of the iShares Morningstar Index Funds. As a result of the reduction in the creation and redemption transaction fees, the information reflected in the following table amends the estimated total costs shown under the heading “Creation Transaction Fees and Redemption Transaction Fees,” for each Fund that will change:

Name of Fund	Total Costs if Redeemed After One Year*	Total Costs if Redeemed After Three Years*	Total Costs if Redeemed After Five Years*	Total Costs if Redeemed After Ten Years*
iShares Morningstar Mid Core Index Fund	$9,487	$27,689	$47,662	$106,510
iShares Morningstar Mid Growth Index Fund	$11,208	$33,085	$57,068	$127,610
iShares Morningstar Mid Value Index Fund	$11,698	$34,625	$59,758	$133,684
iShares Morningstar Small Core Index Fund	$9,510	$27,762	$47,788	$106,796
iShares Morningstar Small Growth Index Fund	$10,351	$30,393	$52,363	$116,985
iShares Morningstar Small Value Index Fund	$11,159	$32,931	$56,798	$127,001

*	The total cost information assumes an investment in a Creation Unit, a 5% return each year, and assumes that each Fund’s operating expenses remain the same.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-027-03156

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 24, 2006

to the Statement of Additional Information (“SAI”) dated December 1, 2005 (as revised March 8, 2006)

for the iShares S&P Index Funds, iShares Nasdaq Biotechnology Index Fund, iShares Dow Jones Index Funds, iShares Morningstar Index Funds, iShares NYSE Index Funds, iShares FTSE/Xinhua China 25 Index Fund, iShares KLD Select SocialSM Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares Goldman Sachs Index Funds, iShares MSCI EAFE Index Funds and iShares Russell Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the iShares S&P Index Funds, iShares Nasdaq Biotechnology Index Fund, iShares Dow Jones Index Funds, iShares Morningstar Index Funds, iShares NYSE Index Funds, iShares FTSE/Xinhua China 25 Index Fund, iShares KLD Select SocialSM Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares Goldman Sachs Index Funds, iShares MSCI EAFE Index Funds and iShares Russell Index Funds.

Effective March 24, 2006, the standard creation and redemption transaction fees for certain of the iShares S&P Index Funds, iShares Dow Jones Index Funds, iShares Morningstar Index Funds, iShares NYSE Index Funds, iShares KLD Select SocialSM Index Fund, iShares Goldman Sachs Index Funds, iShares MSCI EAFE Index Funds and iShares Russell Index Funds will be reduced. Therefore, the information related to the level of transaction fees found under the heading “Creation Transaction Fee” on page 85 and “Redemption Transaction Fee” on page 87 of the SAI are amended and replaced with the following information, with the changes detailed in bold font:

Name of Fund	Standard Creation Transaction Fee*	Maximum Creation Transaction Fee*
iShares Cohen & Steers Realty Majors Index Fund	$250	$1,000
iShares Dow Jones U.S. Total Market Index Fund	$500	$2,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Consumer Services Sector Index Fund[1]	$500	$2,000
iShares Dow Jones U.S. Consumer Goods Sector Index Fund[2]	$500	$2,000
iShares Dow Jones U.S. Energy Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Healthcare Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Industrial Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Technology Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund	$250	$1,000
iShares Dow Jones U.S. Utilities Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Services Index Fund	$500	$2,000
iShares Dow Jones U.S. Real Estate Index Fund	$500	$2,000
iShares Dow Jones Select Dividend Index Fund	$250	$1,000

Name of Fund	Standard Creation Transaction Fee*	Maximum Creation Transaction Fee*
iShares Dow Jones Transportation Average Index Fund	$200	$1,000
iShares FTSE/Xinhua China 25 Index Fund	$1,300	$5,200
iShares Goldman Sachs Technology Index Fund	$500	$2,000
iShares Goldman Sachs Networking Index Fund	$200	$800
iShares Goldman Sachs Semiconductor Index Fund	$250	$1,000
iShares Goldman Sachs Software Index Fund	$250	$1,000
iShares Goldman Sachs Natural Resources Index Fund	$500	$2,000
iShares KLD Select SocialSM Index Fund	$500	$2,000
iShares Morningstar Large Core Index Fund	$300	$1,200
iShares Morningstar Large Growth Index Fund	$300	$1,200
iShares Morningstar Large Value Index Fund	$300	$1,200
iShares Morningstar Mid Core Index Fund	$500	$2,000
iShares Morningstar Mid Growth Index Fund	$500	$2,000
iShares Morningstar Mid Value Index Fund	$500	$2,000
iShares Morningstar Small Core Index Fund	$500	$2,000
iShares Morningstar Small Growth Index Fund	$500	$2,000

[1]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.

[2]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.

Name of Fund	Standard Creation Transaction Fee*	Maximum Creation Transaction Fee*
iShares Morningstar Small Value Index Fund	$500	$2,000
iShares MSCI EAFE Index Fund	$15,000	$60,000
iShares MSCI EAFE Growth Index Fund	$12,800	$51,200
iShares MSCI EAFE Value Index Fund	$13,200	$52,800
iShares Nasdaq Biotechnology Index Fund	$350	$1,400
iShares NYSE Composite Index Fund	$500	$2,000
iShares NYSE 100 Index Fund	$500	$2,000
iShares Russell 3000 Index Fund	$500	$2,000
iShares Russell 3000 Growth Index Fund	$500	$2,000
iShares Russell 3000 Value Index Fund	$500	$2,000
iShares Russell 2000 Index Fund	$500	$2,000
iShares Russell 2000 Growth Index Fund	$500	$2,000
iShares Russell 2000 Value Index Fund	$500	$2,000
iShares Russell 1000 Index Fund	$500	$2,000
iShares Russell 1000 Growth Index Fund	$500	$2,000
iShares Russell 1000 Value Index Fund	$500	$2,000
iShares Russell Microcap™ Index Fund	$500	$2,000
iShares Russell Midcap Index Fund	$500	$2,000
iShares Russell Midcap Growth Index Fund	$500	$2,000
iShares Russell Midcap Value Index Fund	$500	$2,000
iShares S&P 100 Index Fund	$500	$2,000
iShares S&P 500 Index Fund	$500	$2,000
iShares S&P 500 Growth Index Fund[3]	$500	$2,000
iShares S&P 500 Value Index Fund[4]	$500	$2,000
iShares S&P MidCap 400 Index Fund	$500	$2,000
iShares S&P MidCap 400 Growth Index Fund[5]	$500	$2,000
iShares S&P MidCap 400 Value Index Fund[6]	$500	$2,000
iShares S&P SmallCap 600 Index Fund	$500	$2,000
iShares S&P SmallCap 600 Growth Index Fund[7]	$500	$2,000
iShares S&P SmallCap 600 Value Index Fund[8]	$500	$2,000
iShares S&P 1500 Index Fund	$500	$2,000
iShares S&P Global 100 Index Fund	$2,000	$8,000
iShares S&P Global Energy Sector Index Fund	$600	$2,400
iShares S&P Global Financial Sector Index Fund	$4,200	$16,800
iShares S&P Global Healthcare Sector Index Fund	$700	$2,800
iShares S&P Global Technology Sector Index Fund	$1,400	$5,600
iShares S&P Global Telecommunications Sector Index Fund	$900	$3,600
iShares S&P Europe 350 Index Fund	$12,000	$48,000
iShares S&P Latin America 40 Index Fund	$450	$1,800
iShares S&P/TOPIX 150 Index Fund	$3,000	$12,000

[3]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.

[4]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.

[5]	On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.

[6]	On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.

[7]	On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.

[8]	On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.

*	If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Name of Fund	Standard Redemption Transaction Fee*	Maximum Redemption Transaction Fee*
iShares Cohen & Steers Realty Majors Index Fund	$250	$1,000
iShares Dow Jones U.S. Total Market Index Fund	$500	$2,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Consumer Services Sector Index Fund[1]	$500	$2,000
iShares Dow Jones U.S. Consumer Goods Sector Index Fund[2]	$500	$2,000
iShares Dow Jones U.S. Energy Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Healthcare Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Industrial Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Technology Sector Index Fund	$500	$2,000

Name of Fund	Standard Redemption Transaction Fee*	Maximum Redemption Transaction Fee*
iShares Dow Jones U.S. Telecommunications Sector Index Fund	$250	$1,000
iShares Dow Jones U.S. Utilities Sector Index Fund	$500	$2,000
iShares Dow Jones U.S. Financial Services Index Fund	$500	$2,000
iShares Dow Jones U.S. Real Estate Index Fund	$500	$2,000
iShares Dow Jones Select Dividend Index Fund	$250	$1,000
iShares Dow Jones Transportation Average Index Fund	$200	$1,000
iShares FTSE/Xinhua China 25 Index Fund	$1,300	$5,200
iShares Goldman Sachs Technology Index Fund	$500	$2,000
iShares Goldman Sachs Networking Index Fund	$200	$800
iShares Goldman Sachs Semiconductor Index Fund	$250	$1,000
iShares Goldman Sachs Software Index Fund	$250	$1,000
iShares Goldman Sachs Natural Resources Index Fund	$500	$2,000
iShares KLD Select SocialSM Index Fund	$500	$2,000
iShares Morningstar Large Core Index Fund	$300	$1,200
iShares Morningstar Large Growth Index Fund	$300	$1,200
iShares Morningstar Large Value Index Fund	$300	$1,200
iShares Morningstar Mid Core Index Fund	$500	$2,000
iShares Morningstar Mid Growth Index Fund	$500	$2,000
iShares Morningstar Mid Value Index Fund	$500	$2,000
iShares Morningstar Small Core Index Fund	$500	$2,000
iShares Morningstar Small Growth Index Fund	$500	$2,000

[1]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Services Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the Dow Jones U.S. Consumer Cyclical Sector Index to the Dow Jones U.S. Consumer Services Index.

[2]	On December 20, 2004, the name of the iShares Dow Jones U.S. Consumer Goods Sector Index Fund was changed from the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from Dow Jones U.S. Consumer Non-Cyclical Sector Index to the Dow Jones U.S. Consumer Goods Index.

Name of Fund	Standard Redemption Transaction Fee*	Maximum Redemption Transaction Fee*
iShares Morningstar Small Value Index Fund	$500	$2,000
iShares MSCI EAFE Index Fund	$15,000	$60,000
iShares MSCI EAFE Growth Index Fund	$12,800	$51,200
iShares MSCI EAFE Value Index Fund	$13,200	$52,800
iShares Nasdaq Biotechnology Index Fund	$350	$1,400
iShares NYSE Composite Index Fund	$500	$2,000
iShares NYSE 100 Index Fund	$500	$2,000
iShares Russell 3000 Index Fund	$500	$2,000
iShares Russell 3000 Growth Index Fund	$500	$2,000
iShares Russell 3000 Value Index Fund	$500	$2,000
iShares Russell 2000 Index Fund	$500	$2,000
iShares Russell 2000 Growth Index Fund	$500	$2,000
iShares Russell 2000 Value Index Fund	$500	$2,000
iShares Russell 1000 Index Fund	$500	$2,000
iShares Russell 1000 Growth Index Fund	$500	$2,000
iShares Russell 1000 Value Index Fund	$500	$2,000
iShares Russell Microcap™ Index Fund	$500	$2,000
iShares Russell Midcap Index Fund	$500	$2,000
iShares Russell Midcap Growth Index Fund	$500	$2,000
iShares Russell Midcap Value Index Fund	$500	$2,000
iShares S&P 100 Index Fund	$500	$2,000
iShares S&P 500 Index Fund	$500	$2,000
iShares S&P 500 Growth Index Fund[3]	$500	$2,000
iShares S&P 500 Value Index Fund[4]	$500	$2,000
iShares S&P MidCap 400 Index Fund	$500	$2,000
iShares S&P MidCap 400 Growth Index Fund[5]	$500	$2,000
iShares S&P MidCap 400 Value Index Fund[6]	$500	$2,000
iShares S&P SmallCap 600 Index Fund	$500	$2,000
iShares S&P SmallCap 600 Growth Index Fund[7]	$500	$2,000
iShares S&P SmallCap 600 Value Index Fund[8]	$500	$2,000
iShares S&P 1500 Index Fund	$500	$2,000
iShares S&P Global 100 Index Fund	$2,000	$8,000
iShares S&P Global Energy Sector Index Fund	$600	$2,400
iShares S&P Global Financial Sector Index Fund	$4,200	$16,800
iShares S&P Global Healthcare Sector Index Fund	$700	$2,800
iShares S&P Global Technology Sector Index Fund	$1,400	$5,600
iShares S&P Global Telecommunications Sector Index Fund	$900	$3,600
iShares S&P Europe 350 Index Fund	$12,000	$48,000
iShares S&P Latin America 40 Index Fund	$450	$1,800
iShares S&P/TOPIX 150 Index Fund	$3,000	$12,000

[3]	On December 16, 2005, the name of the iShares S&P 500 Growth Index Fund was changed from the iShares S&P 500/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Growth Index to the S&P 500/Citibank Growth Index.

[4]	On December 16, 2005, the name of the iShares S&P 500 Value Index Fund was changed from the iShares S&P 500/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 500/BARRA Value Index to the S&P 500/Citibank Value Index.

[5]	On December 16, 2005, the name of the iShares S&P 400 Growth Index Fund was changed from the iShares S&P 400/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Growth Index to the S&P 400/Citibank Growth Index.

[6]	On December 16, 2005, the name of the iShares S&P 400 Value Index Fund was changed from the iShares S&P 400/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 400/BARRA Value Index to the S&P 400/Citibank Value Index.

[7]	On December 16, 2005, the name of the iShares S&P 600 Growth Index Fund was changed from the iShares S&P 600/BARRA Growth Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Growth Index to the S&P 600/Citibank Growth Index.

[8]	On December 16, 2005, the name of the iShares S&P 600 Value Index Fund was changed from the iShares S&P 600/BARRA Value Index Fund. Also on this date, the name of the Fund’s corresponding index was changed from the S&P 600/BARRA Value Index to the S&P 600/Citibank Value Index.

*	If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

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